Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Land Use Rights, Net

	December 31,
	2016	2017
Land use rights	$2,189	$2,336
Less: accumulated amortization	(223)	(294)

Land use rights, net	$1,966	$2,042

Summary of Land Use Right, Net for Discontinued Operations	Land use right, net for discontinued operations:

	December 31,
	2016	2017
Land use rights	$7,705	$—
Less: accumulated amortization	(885)	—

Land use rights, net	$6,820	$—